Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Bernstein Fund Inc
Prospectus Date	rr_ProspectusDate	Dec. 18, 2015
Retail | International Small Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Small Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in any registered funds advised by the Manager (“AB Mutual Funds”). More information about these and other discounts is available from your financial intermediary and in the section entitled “Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares” on page 33 of this Prospectus and in the section entitled “Purchase of Shares—Sales Charge Reduction Programs for Class A Shares” on page 55 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 18, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.

		These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1- year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in any registered funds advised by the Manager ("AB Mutual Funds").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Total Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share class listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies or other securities or instruments with similar economic characteristics, including derivatives related to equity securities. Equity securities will primarily be common stocks, although, for purposes of the 80% policy, equity securities may also include preferred stocks, warrants, convertible securities, sponsored or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and equity real estate investment trusts. You will be notified at least 60 days prior to any change to the Portfolio’s 80% investment policy.

AllianceBernstein L.P. serves as the Portfolio’s investment manager (the “Manager”). The Manager will invest the assets of the Portfolio primarily in a diversified portfolio of equity securities of small-capitalization companies located outside of the United States. Under normal circumstances, at least 65% of the Portfolio’s net assets will be invested in companies located outside of the United States. The Portfolio defines small-capitalization companies as those that, at the time of investment, have market capitalizations within the market capitalization range of the Portfolio’s benchmark, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex-US Small Cap Index. The market capitalizations of companies in the MSCI ACWI ex-US Small Cap Index ranged from approximately $40 million to $7.5 billion at June 30, 2015. The market capitalization of the companies included in the Portfolio’s definition of “small-capitalization” companies will change over time as the capitalization of the securities included in the MSCI ACWI ex-US Small Cap Index change.

The Portfolio’s exposure to non-U.S. companies may change over time based on the Manager’s assessment of market conditions and the investment merit of non-U.S. issuers. Under normal circumstances, the Manager will invest in companies located in at least three countries other than the United States and, at times, may have exposure to issuers in several different countries. In determining a company’s location for purposes of the Portfolio’s investment policies and restrictions, the Manager may consider: (1) the place of domicile; (2) where the company has an established presence and conducts its business; and (3) where the company conducts a significant part of its economic activities. The Portfolio may invest in both developed and emerging market countries and, at times, may invest significantly in emerging markets.

The Portfolio will consist of securities selected using three separate strategies – international growth, international value, and quantitative. Under the growth strategy, the Manager will seek companies with strong franchises and competitive positioning, as well as companies where the Manager believes that a positive change is underway that will drive growth and returns in the medium term. Under the value strategy, the Manager will seek to exploit controversies and enduring market behaviors of focusing too heavily on recent information and fearing loss more than valuing potential gains. Under the quantitative strategy, the Manager will consider a number of metrics that have historically provided some indication of favorable future returns, including metrics relating to valuation, quality, investor behavior and corporate behavior. Utilizing these resources, the Manager expects to allocate the Portfolio’s assets among industries and geographic locations to attempt to create a diversified portfolio of investments.

The Portfolio may invest in established companies and also in new and less-seasoned issuers.

The Portfolio expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Portfolio may invest in currency derivatives as discussed below and in futures contracts to gain exposure to certain markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Portfolio’s exposure.

		Fluctuations in currency exchange rates can have a dramatic impact on the returns of foreign equity securities. The Manager may employ currency hedging strategies, including the use of currency-related derivatives, to seek to reduce currency risk in the Portfolio, but it is not required to do so. The Manager may also take long and short positions in currencies or related derivatives for investment purposes, independent of any security positions. The Manager may use stock index futures contracts to gain access to certain markets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The share price of the Portfolio will fluctuate and you may lose money. There is no guarantee that the Portfolio will achieve its investment objective.

  Market Risk: The Portfolio is subject to market risk, which is the risk that stock prices in general may decline over short or extended periods. In the past several years, financial markets in the United States, Europe and elsewhere have experienced increased volatility, decreased liquidity and heightened uncertainty. Recently, some securities markets, particularly in Europe and Asia, have been very volatile and have declined in value significantly. These market conditions may continue, worsen, or spread. The U.S. Government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates low. Other governments have tried to support markets by buying stocks. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has terminated certain of its market support activities. Further reduction or withdrawal of Federal Reserve or other US or non-US governmental or central bank support could negatively affect financial markets generally, raise interest rates, increase market volatility, and reduce the value and liquidity of securities in which the Portfolio invests.

  Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that financial instability impacting other more stable countries, may increase the risk of investing in companies in Europe and worldwide. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

  Whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

  Foreign (Non-U.S.) Securities Risk: Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities. These risks include risks related to adverse market, economic, political and regulatory factors and social instability, all of which could disrupt the financial markets in which the Portfolio invests and adversely affect the value of the Portfolio’s assets.

  Country Concentration Risk: The Portfolio may not always be diversified among countries or regions and the effect on the share price of the Portfolio of specific risks identified above such as political, regulatory and currency may be magnified due to concentration of the Portfolio’s investments in a particular country or region.

  Emerging Markets Securities Risk: The risks of investing in foreign (non-U.S.) securities are heightened with respect to issuers in emerging-market countries because the markets are less developed and less liquid and there may be a greater amount of economic, political and social uncertainty. In addition, the value of the Portfolio’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction of government or central bank support.

  Foreign Currency Risk: This is the risk that changes in foreign (non-U.S.) currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio’s investments in foreign securities and foreign currency positions may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar).

  Capitalization Risk: Investments in small-capitalization companies may be more volatile than investments in large capitalization companies. Investments in small-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

  Actions by a Few Major Investors: In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Portfolio.

  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

  Redemption Risk: The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

  Allocation Risk: The Portfolio may seek to focus on different investment disciplines or factors at different times as means to achieve its investment objective. In the event that the investment disciplines or factors to which the Portfolio has greater exposure perform worse than the investment disciplines or factors with less exposure, the Portfolio’s returns may be negatively affected.

  Derivatives Risk: The Portfolio may use derivatives in currency hedging strategies as well as for direct investments to gain access to certain markets, earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk that changes in the value of the derivative may not correlate with relevant assets, rates or indices. Derivatives may be illiquid and difficult to price or unwind, and small changes may produce disproportionate losses for the Portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Assets required to be set aside or posted to cover or secure derivatives positions may themselves go down in value, and these collateral and other requirements may limit investment flexibility. Some derivatives involve leverage, which can make the Portfolio more volatile and can compound other risks. The U.S. Government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional regulation may make derivatives more costly, may limit their availability or utility or otherwise adversely affect their performance, or may disrupt markets.

  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Manager will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but its decisions may not produce the desired results. In some cases, derivative and other investment techniques may be unavailable or the Manager may determine not to use them, possibly even under market conditions where their use could benefit the Portfolio. In addition, the Manager may change the Portfolio’s investment strategies or policies from time to time. Those changes may not lead to the results intended by the Manager and could have an adverse effect on the Manager and could have an adverse effect on the value or performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Portfolio will fluctuate and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

You may obtain updated performance information for the Portfolio at www.ABglobal.com (click on “Menu–Americas–Individual Investors–United States (US Citizens)”, then “Investments–Fund Performance”).

		The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ABglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Retail | International Small Cap Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
After 1 Year	rr_ExpenseExampleYear01	$ 557
After 3 Years	rr_ExpenseExampleYear03	$ 869
Retail | International Small Cap Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.16%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%
After 1 Year	rr_ExpenseExampleYear01	$ 313
After 3 Years	rr_ExpenseExampleYear03	695
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 695
Retail | International Small Cap Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.04%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
After 1 Year	rr_ExpenseExampleYear01	$ 112
After 3 Years	rr_ExpenseExampleYear03	$ 363
Retail | International Small Cap Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
After 1 Year	rr_ExpenseExampleYear01	$ 163
After 3 Years	rr_ExpenseExampleYear03	$ 564
Retail | International Small Cap Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
After 1 Year	rr_ExpenseExampleYear01	$ 137
After 3 Years	rr_ExpenseExampleYear03	$ 474
Retail | International Small Cap Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
After 1 Year	rr_ExpenseExampleYear01	$ 112
After 3 Years	rr_ExpenseExampleYear03	$ 380
Retail | International Small Cap Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Other Expenses: Transfer Agent	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
After 1 Year	rr_ExpenseExampleYear01	$ 112
After 3 Years	rr_ExpenseExampleYear03	$ 358

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1- year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	Total Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Manager has contractually agreed to waive its management fees and/or to bear expenses of the Portfolio through one year from the date of the public offering (at least through December 18, 2016) to the extent necessary to prevent total Portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.35%, 2.10%, 1.10%, 1.60%, 1.35%, 1.10% and 1.10% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Manager may be reimbursed by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Portfolio's Total Annual Portfolio Operating Expenses to exceed the expense limitations. This contractual agreement may be terminated by the Board of Directors of Bernstein Fund, Inc. at its discretion prior to the expiration date.
[4]	For Class C shares, the CDSC is 0% after the first year.